Stock Options, Restricted Stock and Warrants - Overview Narrative (Detail) (2010 Long-Term Incentive Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Oct. 28, 2011
2010 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards authorized		636,562
Maximum option term period	10 years
Minimum percent of the estimated fair market value per share that exercise price cannot be less than	100.00%
Maximum number of shares subject to any performance awards	26,666
Maximum cash payment to any participant	$ 5.4